Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash used in operating activities
Operating leases	$ 439,595
Finance leases	41,778
Cash used in financing activities
Finance leases	235,600	$ 107,871	$ 292,722	$ 205,085
ROU assets obtained in exchange for lease obligations
Finance leases	$ 355,536